Changes in Capital Accounts, Tender Offer for Exchange of Shares (Details) $ / shares in Units, $ in Thousands														10 Months Ended	12 Months Ended
	Mar. 15, 2023 USD ($) shares	Mar. 01, 2023 USD ($)	Jan. 26, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($)	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 11, 2023 USD ($)	Dec. 12, 2022 USD ($)	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) shares	Dec. 15, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares Class shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2023 $ / shares	Nov. 15, 2022 $ / shares	Jun. 01, 2022 $ / shares
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares																	271,078
Common stock, par value (in dollars per share) | $ / shares															$ 0.01	$ 0.01	$ 0.01			$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares															$ 0.01	$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares													188,974
Payment of dividends on preferred shares															$ 1,889	$ 941	$ 0
Repayment of loan											$ 70	$ 4,930			$ 75,421	$ 30,327	7,911
Preferred stock, shares authorized (in shares) | shares															25,000,000	25,000,000
Net proceeds from conversion of Series B to Series C Preferred Shares	$ 482														$ 482	$ 0	0
Deemed dividend to aggregate measurement of down round feature															$ 9,809	$ 5,930	$ 0
Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Series C preferred shares exchanged for common shares (in shares) | shares															1,064,207
Maximum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares																	271,078
Unsecured Credit Facility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Interest rate															9.00%
Related Party [Member] | Mango [Member] | Unsecured Credit Facility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Interest rate															9.00%
Series B Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares												657,396			0	0
Preferred stock, par value (in dollars per share) | $ / shares																	$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares																	4.2
Dividend rate percentage															4.00%
Number of trading days used to calculate volume-weighted average price of common stock															10 days
Conversion price per share (in dollars per share) | $ / shares																	$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares																	25
Preferred stock, redemption period															15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares																	25
Shares issued (in shares) | shares													793,657
Aggregate liquidation preference													$ 19,841		$ 1,268	$ 3,407
Payment of dividends on preferred shares															$ 55	$ 530
Dividends paid per share (in dollars per share) | $ / shares															$ 1	$ 0.875
Accrued dividends payable															$ 2	$ 7
Common stock, shares exchanged (in shares) | shares												657,396
Preferred stock, cash conversion price												$ 4,930
Preferred stock, shares authorized (in shares) | shares															1,200,000
Series B Preferred Shares converted into Series C Preferred Shares (in shares) | shares	85,535
Fair value of preferred stock													18,030
Preferred stock, excess value of shares over fair value of shares exchanged															$ 9,271
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share) | $ / shares															$ 11.68
Series B Preferred Stock [Member] | Cost of Equity [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.1107
Series B Preferred Stock [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.77
Series B Preferred Stock [Member] | Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.0166
Series B Preferred Stock [Member] | Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															5 years
Series B Preferred Stock [Member] | Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input | $ / shares															3.09
Series B Preferred Stock [Member] | Level 1 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of common shares exchanged															$ 8,759
Series B Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock													$ 18,030
Series B Preferred Stock [Member] | Related Party [Member] | Aliki Paliou [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares													657,396
Series B Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares													28,171
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Payment of dividends on preferred shares														$ 411		$ 411
Series C Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares															1,314,792	1,314,792
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.01
Dividend rate percentage															5.00%
Number of trading days used to calculate volume-weighted average price of common stock															10 days
Conversion price per share (in dollars per share) | $ / shares			$ 2.6												$ 0.5	$ 3.51	$ 0.5	$ 1.36	$ 7.5
Number of shares issued upon conversion (in shares) | shares																	2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares												$ 25			$ 25
Preferred stock, redemption period															15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares															$ 25
Common stock, number of shares tendered for exchange (in shares) | shares															57,490
Shares issued (in shares) | shares												1,314,792
Aggregate liquidation preference												$ 32,870			$ 35,709	$ 32,870
Payment of dividends on preferred shares															$ 1,834	$ 411
Dividends paid per share (in dollars per share) | $ / shares															$ 1.25	$ 0.3125
Accrued dividends payable															$ 74	$ 82
Preferred stock, cash conversion price												$ 4,930
Preferred stock, shares authorized (in shares) | shares												1,587,314			1,587,314
Multiplier used to determine number of votes															10
Number of voting classes | Class															1
Period after date of original issuance that shares can be converted to common shares															6 months
Series C Preferred Shares issued upon conversion of Series B Preferred Shares (in shares) | shares	171,070
Maximum percentage of authorized preferred shares outstanding for mandatory conversion															25.00%
Percentage of common stock conversion price															130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock															25.00%
Fair value of preferred stock												$ 26,809
Preferred stock, excess value of shares over fair value of shares exchanged															$ 6,944
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share) | $ / shares															$ 5.28
Deemed dividend to aggregate measurement of down round feature		$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539	$ 5,930					$ 9,809
Series C Preferred Stock [Member] | Cost of Equity [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.1038
Series C Preferred Stock [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.89
Series C Preferred Stock [Member] | Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.0423
Series C Preferred Stock [Member] | Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															5 years
Series C Preferred Stock [Member] | Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input | $ / shares															0.31
Series C Preferred Stock [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term															4 years
Series C Preferred Stock [Member] | Level 1 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of common shares exchanged															$ 14,935
Series C Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock												$ 26,809
Series C Preferred Stock [Member] | Minimum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares															$ 0.5
Period after date of original issuance of Series B Preferred Shares that liquidation preference will be established															1 year
Series C Preferred Stock [Member] | Minimum [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term															1 year
Series C Preferred Stock [Member] | Minimum [Member] | Level 3 [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															0.8683
Series C Preferred Stock [Member] | Maximum [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term															5 years
Series C Preferred Stock [Member] | Maximum [Member] | Level 3 [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input															1.1814
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Payment of dividends on preferred shares															$ 1,643	411
Accrued dividends payable															$ 64	$ 82